October 31, 2007



VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Deferred Variable Annuity
		Account (811-04961)

Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Deferred Variable Annuity Account, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-07-000921
		Date of Filing:  08/22/2007

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-07-000926
		Date of Filing:  08/23/2007

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-07-000130
		Date of Filing:  08/28/2007


If you have any questions regarding this filing, please contact me at (425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					Jacqueline M. Veneziani
					Symetra Life Insurance Company